STATEMENT OF CHANGE IN NET ASSET AVAILABLE FOR BENEFIT - PARENTHETICAL - EBP 002	Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net Asset Available for Benefit, Beginning of year	$ 3,787,914,254
Net Asset Available for Benefit, End of year	$ 4,167,908,023